Operating Segments - Summary of Reportable Segments (Detail) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost	[1]			$ 91,000
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Loyalty program costs excluded from service cost		$ 0	$ 0	$ 91,000

[1]	Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2022: Nil and March 31, 2021: USD 91) for “All other segments”.